Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 1,676,341
Constitution	622,912
Realization	(509,949)
Ending Balance	1,789,304	R$ 1,676,341
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(32,790)	0
Constitution	(8,133)	(32,790)
Realization	0	0
Ending Balance	(40,923)	(32,790)
Deferred income tax and social contribution benefits (expenses), other		0
Tax credits net of deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1,676,341	1,000,996
Constitution		1,464,061
Realization		86,588
Ending Balance		1,676,341
Deferred income tax and social contribution benefits (expenses), other		(875,305)
Allowance for credit losses [member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	815,679	630,817
Constitution	225,190	815,679
Realization	(2,093)	0
Ending Balance	1,038,776	815,679
Deferred income tax and social contribution benefits (expenses), other		(630,817)
Provisions for legal and tax matters | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	24,831	17,720
Constitution	24,478	24,801
Realization	(23,664)	0
Ending Balance	25,645	24,831
Deferred income tax and social contribution benefits (expenses), other		(17,690)
Adjustment of financial assets to fair value | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	442,773	137,729
Constitution	355,275	430,131
Realization	(434,265)	0
Ending Balance	363,783	442,773
Deferred income tax and social contribution benefits (expenses), other		(125,087)
Hedge Accounting [Member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	39,187	0
Constitution	46,953	39,187
Realization	0	0
Ending Balance	86,140	39,187
Deferred income tax and social contribution benefits (expenses), other		0
Other temporary differences | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	46,049	82,438
Constitution	62,283	40,854
Realization	(46,049)	5,195
Ending Balance	62,283	46,049
Deferred income tax and social contribution benefits (expenses), other		(82,438)
Unused tax losses [member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	336,535	164,831
Constitution	15,541	138,521
Realization	(19,152)	81,393
Ending Balance	332,924	336,535
Deferred income tax and social contribution benefits (expenses), other		(48,210)
Hedge transactions | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(11,357)
Constitution	(106,564)
Realization	11,357
Ending Balance	(106,564)	(11,357)
Hedge transactions | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(11,357)	(25,458)
Constitution		(11,357)
Realization		0
Ending Balance		(11,357)
Deferred income tax and social contribution benefits (expenses), other		25,457
Deferred tax assets. | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1,705,054	1,033,535
Constitution	729,720	1,489,173
Realization	(525,223)	86,588
Ending Balance	1,909,551	1,705,054
Deferred income tax and social contribution benefits (expenses), other		(904,242)
Deferred Income [Member] | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(32,790)
Constitution	(8,133)
Realization	0
Ending Balance	(40,923)	(32,790)
Capital gains from assets in business combinations [Member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(17,356)
Constitution	(244)
Realization	3,917
Ending Balance	(13,683)	(17,356)
Capital gains from assets in business combinations [Member] | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(17,356)	(7,081)
Constitution		(13,755)
Realization		0
Ending Balance		(17,356)
Deferred income tax and social contribution benefits (expenses), other		3,480
Deferred tax liabilities. | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ (32,790)	0
Constitution		(32,790)
Realization		0
Ending Balance		(32,790)
Deferred income tax and social contribution benefits (expenses), other		R$ 0